4. Related Party Transactions (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2013	Feb. 19, 2013
Due to Related Parties, Current	$ 334,657
Due to Related Parties	3,750	312,137
Debt Instrument, Interest Rate, Effective Percentage	10.00%		6.00%	3.00%
	38,407	12,137
Salaries, Wages and Officers' Compensation	$ 32,250	$ 9,000